Stock-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION
The following compensation plans were established by Hydro One Limited, however they represent components of compensation costs of Hydro One in current and future periods.
Share Grant Plans
Hydro One Limited has two share grant plans (Share Grant Plans), one for the benefit of certain members of the Power Workers’ Union (the PWU Share Grant Plan) and one for the benefit of certain members of The Society of Energy Professionals (the Society Share Grant Plan). Hydro One and Hydro One Limited entered into an intercompany agreement, such that Hydro One will pay Hydro One Limited for the compensation costs associated with these plans.
The PWU Share Grant Plan provides for the issuance of common shares of Hydro One Limited from treasury to certain eligible members of the PWU annually, commencing on April 1, 2017 and continuing until the earlier of April 1, 2028 or the date an eligible employee no longer meets the eligibility criteria of the PWU Share Grant Plan. To be eligible, an employee must be a member of the Pension Plan on April 1, 2015, be employed on the date annual share issuance occurs and continue to have under 35 years of service. The requisite service period for the PWU Share Grant Plan began on July 3, 2015, which is the date the share grant plan was ratified by the PWU. The number of common shares issued annually to each eligible employee will be equal to 2.7% of such eligible employee’s salary as at April 1, 2015, divided by $20.50, being the price of the common shares of Hydro One Limited in the IPO. The aggregate number of Hydro One Limited common shares issuable under the PWU Share Grant Plan shall not exceed 3,981,763 common shares. In 2015, 3,952,212 Hydro One Limited common shares were granted under the PWU Share Grant Plan relevant to the total share based compensation recognized by Hydro One.
The Society Share Grant Plan provides for the issuance of common shares of Hydro One Limited from treasury to certain eligible members of The Society annually, commencing on April 1, 2018 and continuing until the earlier of April 1, 2029 or the date an eligible employee no longer meets the eligibility criteria of the Society Share Grant Plan. To be eligible, an employee must be a member of the Pension Plan on September 1, 2015, be employed on the date annual share issuance occurs and continue to have under 35 years of service. Therefore the requisite service period for the Society Share Grant Plan began on September 1, 2015. The number of common shares issued annually to each eligible employee will be equal to 2.0% of such eligible employee’s salary as at September 1, 2015, divided by $20.50, being the price of the common shares of Hydro One Limited in the IPO. The aggregate number of Hydro One Limited common shares issuable under the Society Share Grant Plan shall not exceed 1,434,686 common shares. In 2015, 1,367,158 Hydro One Limited common shares were granted under the Society Share Grant Plan relevant to the total share based compensation recognized by Hydro One.
The fair value of the Hydro One Limited 2015 share grants of $111 million was estimated based on the grant date Hydro One Limited share price of $20.50 and is recognized using the graded-vesting attribution method as the share grant plans have both a performance condition and a service condition. In 2017, 369,266 common shares of Hydro One Limited were granted under the Share Grant Plans (2016 - nil) to eligible employees of Hydro One. Total share based compensation recognized during 2017 was $17 million (2016 – $21 million) and was recorded as a regulatory asset.
A summary of share grant activity under the Share Grant Plans during years ended December 31, 2017 and 2016 is presented below:

Year ended December 31, 2017	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	5,239,678	20.50
Vested and issued[1]	(369,266)	—
Forfeited	(132,629)	20.50
Share grants outstanding - ending	4,737,783	20.50

[1]	On April 1, 2017, Hydro One LImited issued from treasury 369,266 common shares to eligible Hydro One employees in accordance with provisions of the PWU Share Grant Plan.

Year ended December 31, 2016	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding – beginning	5,319,370	$20.50
Forfeited[1]	(79,692)	$20.50
Share grants outstanding – ending	5,239,678	$20.50
[1] Includes shares forfeited as well as shares transferred corresponding to transfer of employees from an affiliate company.
Directors’ DSU Plan
Under the Directors’ DSU Plan, directors can elect to receive credit for their annual cash retainer in a notional account of DSUs in lieu of cash. Hydro One Limited’s Board of Directors may also determine from time to time that special circumstances exist that would reasonably justify the grant of DSUs to a director as compensation in addition to any regular retainer or fee to which the director is entitled. Each DSU represents a unit with an underlying value equivalent to the value of one common share of Hydro One Limited and is entitled to accrue Hydro One Limited common share dividend equivalents in the form of additional DSUs at the time dividends are paid, subsequent to declaration by Hydro One Limited’s Board of Directors.
During the years ended December 31, 2017 and 2016, the Company granted awards under the Directors' DSU Plan, as follows:

Year ended December 31 (number of DSUs)	2017	2016
DSUs outstanding – beginning	99,083	20,525
DSUs granted	88,007	78,558
DSUs outstanding – ending	187,090	99,083

For the year ended December 31, 2017, an expense of $2 million (2016 – $2 million) was recognized in earnings with respect to the Directors' DSU Plan. At December 31, 2017, a liability of $4 million (2016 – $2 million), related to outstanding DSUs has been recorded at the closing price of Hydro One Limited’s common shares of $22.40 and is included in long-term accounts payable and other liabilities on the Consolidated Balance Sheets.
Management DSU Plan
Under the Management DSU Plan, eligible executive employees can elect to receive a specified proportion of their annual short-term incentive in a notional account of DSUs in lieu of cash. Each DSU represents a unit with an underlying value equivalent to the value of one common share of Hydro One Limited and is entitled to accrue common share dividend equivalents in the form of additional DSUs at the time dividends are paid, subsequent to declaration by Hydro One’s Board of Directors.
During the years ended December 31, 2017 and 2016, the Company granted awards under the Management DSU Plan, as follows:

Year ended December 31 (number of DSUs)	2017	2016
DSUs outstanding - beginning	—	—
Granted	64,828	—
Paid	(1,068)	—
DSUs outstanding - ending	63,760	—

For the year ended December 31, 2017, an expense of $2 million (2016 - $nil) was recognized in earnings with respect to the Management DSU Plan. At December 31, 2017, a liability of $2 million (2016 – $nil) related to outstanding DSUs has been recorded at the closing price of Hydro One Limited common shares of $22.40 and is included in long-term accounts payable and other liabilities on the Consolidated Balance Sheets.
Employee Share Ownership Plan
In 2015, Hydro One Limited established Employee Share Ownership Plans (ESOP) for certain eligible management and non-represented employees (Management ESOP) and for certain eligible Society-represented staff (Society ESOP). Under the Management ESOP, the eligible management and non-represented employees may contribute between 1% and 6% of their base salary towards purchasing common shares of Hydro One Limited. The Company matches 50% of their contributions, up to a maximum Company contribution of $25,000 per calendar year. Under the Society ESOP, the eligible Society-represented staff may contribute between 1% and 4% of their base salary towards purchasing common shares of Hydro One Limited. The Company matches 25% of their contributions, with no maximum Company contribution per calendar year. In 2017, Company contributions made under the ESOP were $2 million (2016 - $2 million).
LTIP
Effective August 31, 2015, the Board of Directors of Hydro One Limited adopted an LTIP. Under the LTIP, long-term incentives are granted to certain executive and management employees of Hydro One Limited and its subsidiaries, and all equity-based awards will be settled in newly issued shares of Hydro One Limited from treasury, consistent with the provisions of the plan. The aggregate number of shares issuable under the LTIP shall not exceed 11,900,000 shares of Hydro One Limited.
The LTIP provides flexibility to award a range of vehicles, including RSUs, PSUs, stock options, share appreciation rights, restricted shares, deferred share units and other share-based awards. The mix of vehicles is intended to vary by role to recognize the level of executive accountability for overall business performance.
During 2017 and 2016, Hydro One Limited granted awards under its LTIP as follows:

	PSUs		RSUs
Year ended December 31 (number of units)	2017	2016	2017	2016
Units outstanding – beginning	228,890	—	252,440	—
Units granted	300,090	233,710	239,280	257,260
Units vested	(609)	—	(14,079)	—
Units forfeited	(103,251)	(4,820)	(89,501)	(4,820)
Units outstanding – ending	425,120	228,890	388,140	252,440

The grant date total fair value of the awards granted in 2017 was $13 million (2016 – $12 million). The compensation expense related to these awards recognized by the Company during 2017 was $6 million (2016 – $3 million).